Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Insu acquisition corp. II [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of impact of the restatement on financial statements
	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 8, 2020
Warrant Liabilities	$—	$13,592,898	$13,592,898
Total Liabilities	9,801,183	13,592,898	23,394,081
Common Stock Subject to Possible Redemption	216,189,340	13,810,660	230,000,000
Class A Common Stock	192	(138)	54
Additional Paid-in Capital	5,000,863	(5,000,863)	0
Accumulated Deficit	(1,740)	(22,400,652)	(22,402,392)

Balance sheet as of December 31, 2020
Warrant Liabilities	$—	$27,837,928	$27,837,928
Total Liabilities	9,925.075	27,837,928	37,763,003
Common Stock Subject to Possible Redemption	215,618,860	14,381,140	230,000,000
Class A Common Stock	198	(144)	54
Additional Paid-in Capital	5,571,241	(5,571,241)	0
Accumulated Deficit	(572,217)	(36,647,683)	(37,219,900)

	As Previously Reported	Adjustments	As Restated
Year-ended December 31, 2020
Change in fair value of warrant liabilities	$—	$14,245,031	$14,245,031
Transaction costs allocable to warrant liabilities	—	820,852	820,852
Net loss	(571,093)	(15,065,883)	(15,636,976)
Basic and diluted net loss per share, Class A common stock	(0.00)	(0.51)	(0.51)
Basic and diluted net loss per share, Class B common stock	(0.07)	(0.44)	(0.51)

Cash Flow Statement for the year ended December 31, 2020
Net loss	$(571,093)	$(15,065,883)	$(15,636,976)
Change in fair value of warrant liabilities	—	14,245,031	14,245,031
Transaction costs allocable to warrant liabilities	—	820,852	820,852